Short-Term Bank Loans, Net (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of short-term bank loans
	Entrust Bank			June 30,	December 31,
Lender Name	name	Interest rate	Term	2019	2018
Urumqi Changhe Financing Guarantee Co., Ltd. ("Changhe")	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From August 9, 2016 to August 8, 2017	1,442,927	1,447,930
Urumqi Changhe Financing Guarantee Co., Ltd.	Bank of Urumqi Co., Ltd	Fixed annual rate of 10.0%	From July 13, 2016 to July 13, 2017	1,456,282	1,453,996
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd ("Zhengxin")	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 4, 2017 to September 3, 2017	1,454,826	1,452,542
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 5, 2017 to September 4, 2017	726,685	725,544
Urumqi Changhe Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 11, 2017 to January 10, 2018	1,456,282	1,453,996
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From April 11, 2017 to December 10, 2017	582,513	581,598
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From April 11, 2017 to April 10, 2018	869,400	868,034
				7,988,915	7,983,640
Less unamortized financing cost				-	-
Short-term bank loans less unamortized financing cost				$7,988,915	$7,983,640